As filed with the Securities and Exchange Commission on January 29, 2004


                     Registration Nos. 33-21844 and 811-5555

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/ Pre-Effective Amendment No. __
         Post-Effective Amendment No. 36 /X/


                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/ Amendment No. 37 /X/


                         Sanford C. Bernstein Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

                           1345 Avenue of the Americas
                            New York, New York 10105
        (Address of Registrant's Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: 1-212-756-4097

                                   Copies to:
            Mark R. Manley, Esq.                    Joel H. Goldberg, Esq.
      Alliance Capital Management L.P.             Shearman & Sterling LLP
         1345 Avenue of the Americas                 599 Lexington Avenue
          New York, New York 10105              New York, New York 10022-6069
   (Name and Address of Agent for Service)



It is proposed that this filing will become effective (check appropriate box):


         ___ immediately upon filing pursuant to paragraph (b) _X_ on January 29, 2004 pursuant to paragraph (b)
         ___ 60 days after filing pursuant to paragraph (a)(1)
         ___ on (date) pursuant to paragraph (a)(1)
         ___ 75 days after filing pursuant to paragraph (a)(2)
         ___ on (date) pursuant to paragraph (a)(2) of rule 485


If appropriate, check the following box:

         ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                Explanatory Note

     This Post-Effective Amendment No. 36 to the Registration Statement of Sanford C. Bernstein Fund, Inc. (the "Registrant") (file No. 33-21844) (the "Amendment") amends the Prospectus ("Prospectus") and Statement of Additional Information ("SAI") of AllianceBernstein Short Duration Portfolio ("Short Duration Portfolio) dated May 15, 2003. This Amendment is not intended to amend the prospectus and SAI of any other series of the Registrant. This Amendment incorporates by reference the Prospectus and SAI of the Short Duration Portfolio dated May 15, 2003, and filed as part of Post-Effective Amendment No. 28 of the Registrant on May 15, 2003.

ALLIANCEBERNSTEIN [LOGO] (SM)

                                      AllianceBernstein Short Duration Portfolio
                                                                      Prospectus

--------------------------------------------------------------------------------

Supplement dated January 29, 2004 to the Prospectus, dated May 15, 2003, of the AllianceBernstein Short Duration Portfolio (the "Portfolio").

Effective January 29, 2004, the Portfolio began offering Class R shares to certain qualified investors. This supplement, which should be read in conjunction with the Prospectus, describes the features of the Portfolio's Class R shares.

The Prospectus is changed by adding the following information:

The information below is added on page 4 of the Prospectus under the heading "Performance Table."

Bar Chart

The annual returns in the bar chart are for the Portfolio's Short Duration Plus Class shares* and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2003, the year-to-date unannualized return for the Short Duration Plus Class was 2.21%.

[Graphic Omitted]

             `93       `94       `95         `96         `97
             5.42%    0.55%     10.10%       4.79%       5.54%

             `98       `99       `00         `01         `02
            5.93%     3.78%     6.32%       8.35%        5.09%

                                                        Calendar Year End Return

You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's best quarter was up 3.16%, 3rd quarter, 2001; and worst quarter was down 0.31%, 1st quarter, 1994.

*The returns are for Short Duration Plus Class shares, which are not offered in this Prospectus, and would have substantially similar annual returns as the Class R shares because both classes of shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Short Duration Class shares and Class R shares do not have the same expenses.

Average Annual Total Returns
(For the periods ended December 31, 2002)

-------------------------------------------------------------------------------
                                          1             5            10
                                         Year         Years         Years
-------------------------------------------------------------------------------
 Short Duration Plus Class
-------------------------------------------------------------------------------
 Return Before Taxes                    5.09%         5.88%         5.56%
-------------------------------------------------------------------------------
 Return After Taxes on                  3.60%         3.79%         3.37%
 Distributions *
-------------------------------------------------------------------------------
 Return After Taxes on                  3.10%         3.66%         3.34%
 Distributions and Sale of
 Portfolio Shares*
-------------------------------------------------------------------------------
 Merrill Lynch 1-3  Year Treasury       5.77%         6.41%         6.04%
 Index
-------------------------------------------------------------------------------
*After-tax returns:

o Are shown for the Portfolio's Short Duration Plus Class shares only and will be lower for the Class R shares because the Class R shares have higher expense ratios;
o Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
o Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


The information below is added on page 6 of the Prospectus under the heading "Fees and Expenses of the Portfolio."

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                           Class R Shares ***
                                                         ----------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sale Charge (Load)
(as percentage of original purchase price or redemption
proceeds, whichever is lower                                      None

Exchange Fee                                                      None
--------------------
*** Class R shares of the Portfolio are offered only to certain group retirement plans. See "Purchase and Sale of Shares" in this Prospectus.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Portfolio assets)

                                   Operating Expenses
--------------------------------------------------------------------------------
                                                                 Class R
                                                           ---------------------
   Management Fees                                                  .50%
   Distribution (12b-1) fees                                        .50%
   Other Expenses(a)                                                .11%
   Total Portfolio operation expenses(a)                           1.11%

(a) Based on estimated expenses for the Portfolio's current fiscal year

EXAMPLES

The Examples are to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Portfolio's operating expenses stay the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                  Examples
--------------------------------------------------------------------------------
                                                                 Class R
                                                           ---------------------
After 1 Year                                                       $  113
After 3 Years                                                      $  353
After 5 Years                                                      $  612
After 10 Years                                                     $1,352

The information below is added on pages 14 and 15 of the Prospectus under the heading "Purchase and Sale of Shares - How to Buy Shares."

HOW TO BUY SHARES
Class A, Class B and Class C Shares

Class A shares are available at NAV to all 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Fund ("group retirement plans") except those plans that are eligible to purchase Class R shares.

Class B shares are generally not available to group retirement plans, except for plans described in the Statement of Additional Information under "Purchase of Shares." Class C shares are available to AllianceBernstein Link and AllianceBernstein Simple IRA plans with less than $250,000 in plan assets and less than 100 employees. Class C shares are also available to group retirement plans with plan level assets of less than $1 million.

Class R Shares
Class R shares are available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, an non-qualified deferred compensation plans that have plan assets of $1 million to $10 million and have plan level or omnibus accounts on the books of the Portfolio. Class R shares are not available to retail non-retirement accounts, traditional and ROTH IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and AllianceBernstein sponsored retirement products.

The information below is added on page 16 of the Prospectus under the heading "Distribution Arrangements."

Share Classes. The Portfolio offers four classes of shares through this Prospectus.

Class R Shares - Certain Group Retirement Plans
Class R shares are available only to certain group retirement plans discussed above with plan assets of at least $1 million but not more than $10 million. Class R shares do not have any initial sales charge or CDSC and carry a .50% Rule 12b-1 fee.

GENERAL
Asset-based Sales Charge or Rule 12b-1 Fees. The Portfolio has adopted a plan under Commission Rule 12b-1 that allows the Portfolio to pay asset-based sales charges or distribution and service fees for the distribution and sale of its shares. The amount of these fees for Class R shares of the Portfolio is:

                                           Rule 12b-1 Fee
                             (as a percentage of aggregate average daily
                                             Net Assets)
                         -------------------------------------------------------
Class R                                         .50%

Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class R shares are subject to higher distribution fees than Class A shares. The higher fees mean a higher expense ratio, so Class R shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. All or a portion of these fees may be paid to financial intermediaries.

Other. A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary, or other financial representative with respect to the purchase, sale, or exchange of Class R shares made through your financial representative. The financial intermediaries or your fee-based program also may impose requirements on the purchase, sale, or exchange of shares that are different from, or in addition to, those imposed by the Portfolio, including requirements as to the minimum initial and subsequent investment amounts.

Special Distribution Arrangements for Group Retirement Plans

The Portfolio offers special distribution arrangements for group retirement plans and employee benefit plans, including employer-sponsored tax-qualified 401
(k) plans, and other defined contribution plans (the "Plans"). However, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements for the Plans as to the purchase, sale or exchange of shares of the Portfolio, including maximum and minimum initial investment requirements, that are different from those described in this Prospectus. The Plans also may not offer all classes of shares of the Portfolio. In order to enable participants investing through the Plans to purchase shares of the Portfolio, the maximum and minimum investment amounts may be different for shares purchased through the Plans from those described in this Prospectus. Therefore, plan sponsors or fiduciaries may not adhere to these share class eligibility standards as set forth in this Prospectus and the SAI. The Fund is not responsible for, and has no control over, the decision of any plan sponsor or fiduciary to impose such differing requirements.

Under "General Information," the paragraph titled "Employee Benefit Plans" is deleted.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Portfolio for the period indicated. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information for the period May 21, 2003 to September 30, 2003 has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund's financial statements, are included in the Fund's 2003 annual report, which is available upon request.

Selected Data for A Share of Capital Stock Outstanding Throughout Period Ended 9/30/03

                                                                         Short Duration Plus Portfolio
                                                               ===============  ================  ==============
                                                                    Class A          Class B           Class C
                                                               ===============  ================  ==============
                                                                    Period           Period            Period
                                                                     Ended            Ended             Ended
                                                                   9/30/03(a)      9/30/03(a)         9/30/03(a)
                                                               --------------------------------------------------
           Net asset value, beginning of period..............  $     12.87     $     12.87       $     12.87
                                                               --------------------------------------------------
           Income From Investment Operations:
           Investment income, net............................          .08             .05               .05
           Net realized and unrealized gain (loss)
                on investment transactions...................         (.03)           (.03)             (.03)
                                                               --------------------------------------------------
           Total from investment operations..................          .05             .02               .02
                                                               --------------------------------------------------
           Less Distributions:
           Dividends from taxable net investment income......
                                                                      (.08)           (.05)             (.05)
                                                               --------------------------------------------------
           Total distributions...............................         (.08)           (.05)             (.05)
                                                               --------------------------------------------------
           Net asset value, end of period....................  $     12.84     $     12.84       $     12.84
                                                               --------------------------------------------------
           Total return(b)...................................          .48%            .24%              .24%
           Ratios/Supplemental Data
           Net assets, end of period (000 omitted)...........      $92,075         $34,311           $32,929
           Average net assets (000 omitted)..................      $56,063         $16,797           $18,054
           Ratio of expenses to average net assets...........          .91%*          1.63%*            1.63%*
           Ratio of expenses to average net assets
                excluding interest...........................          .91%*          1.64%*            1.63%*
           Ratio of net investment income to
                average net assets...........................         1.81%*          1.13%*            1.11%*
           Portfolio turnover rate...........................          283%            283%              283%


*  Annualized.
(a)  Commenced distribution on May 21, 2003.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.


You should retain this Supplement for future reference.

------------------------------------------------------------------

ALLIANCEBERNSTEIN [LOGO] (SM)

                                                 SANFORD C. BERNSTEIN FUND, INC.
                                      AllianceBernstein Short Duration Portfolio
                                             Statement of Additional Information

--------------------------------------------------------------------------------

Supplement dated January 29, 2004 to the Statement of Additional Information
(SAI), dated May 15, 2003, of the Short Duration Portfolio (the "Portfolio") of Sanford C. Bernstein Fund, Inc. (the "Fund").

Effective January 29, 2004, the Portfolio began offering Class R shares to certain qualified investors. This supplement, which should be read in conjunction with the SAI describes the features of the Portfolio's Class R shares, and provides information regarding two new directors of the Fund.

The SAI is changed by adding the following information:

The information below is added on page B-38 of the SAI under the heading "Directors and Officers and Principal Holders of Securities."

----------------------------------------------------------------------------------------------------------------------
NAME, AGE,                    PRINCIPAL OCCUPATION(S)                  NUMBER OF PORTFOLIOS   OTHER DIRECTORSHIPS
ADDRESS (YEARS OF SERVICE*)   DURING THE PAST FIVE YEARS               IN THE FUND COMPLEX    HELD BY THE DIRECTOR
                                                                       OVERSEEN BY THE
                                                                       DIRECTOR
----------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS

Thomas B. Stiles, II,# 63     President - Cedar Lawn Corporation                12            Laguna Beach Art
87 Monarch Bay Drive,         (cemetery).  Formerly Managing                                  Museum; Cedar Lawn
Monarch Beach, CA  92629      Director, Senior Portfolio Manager and                          Corporation
(elected on October 29,       Corporation Director of Investment
2003)                         Strategy of Smith Barney Asset
                              Management from 1997 until his retirement in 1999.
                              Prior thereto, Chairman and Chief Executive
                              Officer of Greenwich Street Advisors from
                              1988-1997 and Executive President and Director of
                              E.F. Hutton Group from 1982-1987.


#  Member of the Audit Committee and the Nominating Committee

The information below is added on page B-38 of the SAI under the heading "Directors and Officers and Principal Holders of Securities."

Officer Information

NAME AND ADDRESS,*             POSITION(S) HELD                     PRINCIPAL OCCUPATION
AND (AGE)                      WITH FUND                            DURING LAST 5 YEARS
--------------------------     ---------------------------          ---------------------------
Mark R. Manley, 41             Secretary                            Senior Vice President and Acting General
                                                                    Counsel of ACMC,** with which he has been
                                                                    associated since prior to 1998.


-------------------
* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

The information below is added on page B-51 of the SAI under the heading "Purchase of Shares."

General

Class R shares are offered to group retirement plans eligible to purchase Class R shares, without any initial sales charge or CDSC. Group retirement plans are defined as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares are subject to Rule 12b-1 asset-based sales charges. Shares of the Portfolio that are offered subject to a sales charge are offered through (i) investment dealers that are members of the NASD and have entered into selected dealer agreements with the Principal Underwriter ("selected dealers"), (ii) depository institutions and other financial intermediaries or their affiliates, that have entered into selected agent agreements with the Principal Underwriter ("selected agents") and (iii) the Principal Underwriter.

Each class of shares of the Portfolio represents an interest in the same portfolio of investments of the Portfolio, has the same rights and is identical in all respects, except that (i) Class A shares bear the expense of the initial sales charge (or CDSC, when applicable) and Class B and Class C shares bear the expense of the CDSC, (ii) Class B shares, Class C shares and Class R shares each bear the expense of a higher distribution services fee than do Class A shares,
(iii) Class B and Class C shares bear higher transfer agency costs than do Class A and Class R shares, (iv) Class B shares are subject to a conversion feature, and will convert to Class A shares under certain circumstances, and (v) each of Class A, Class B, Class C and Class R shares has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services fee is paid and other matters for which separate class voting is appropriate under applicable law, provided that, if the Portfolio submits to a vote of the Class A shareholders, an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class A shares, then such amendment will also be submitted to the

Class B shareholders, because the Class B shares convert to Class A shares under certain circumstances, and the Class A and Class B shareholders will vote separately by class. Each class has different exchange privileges and certain different shareholder service options available.

The paragraph titled "Certain Retirement Plans" on page B-64 of the SAI is deleted.

The information below is added on page B-70 of the SAI under the new heading "Alternative Retail Purchase Arrangements - Class A, Class B, Class C and Class R Shares."

Class R Shares

Class R shares are offered only to group retirement plans that have plan assets of $1 million to $10 million and have plan level or omnibus accounts held on the books of the Fund. Class R shares are not available to retail non-retirement accounts, traditional or Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and to AllianceBernstein sponsored retirement products. Class R shares incur a .50% distribution services fee and will have a higher expense ratio than Class A shares and pay correspondingly lower dividends than Class A shares.

The following information is added on page B-70 of the SAI.

Alternative Purchase Arrangements - Group Retirement Plans

The Portfolio offers special distribution arrangements for group retirement plans. However, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements as to the purchase, sale or exchange of shares of the Portfolio, including maximum and minimum initial investment requirements, that are different from those described in this SAI. Group retirement plans also may not offer all classes of shares of the Portfolio. In order to enable participants investing through group retirement plans to purchase shares of the Portfolio, the maximum and minimum investment amounts may be different for shares purchased through group retirement plans from those described herein. In addition, the Class A, Class B and Class C CDSC may be waived for investments made through certain group retirement plans. Therefore, plan sponsors or fiduciaries may not adhere to these share class eligibility standards as set forth in the Prospectus and this SAI. The Fund is not responsible for, and has no control over, the decision of any plan sponsor or fiduciary to impose such differing requirements.

Class R Shares. Class R shares are available to certain group retirement plans with plan assets of $1 million to $10 million. Such plans are not eligible to purchase Class A shares. Class R shares are not subject to a front-end sales charge of CDSC but are subject to a 0.50% distribution fee.

Choosing a Class of Shares for Group Retirement Plans. As noted, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements as to the purchase, sale or exchange of shares of the Portfolio, including maximum and minimum initial investment requirements, that are different from those described in this SAI. Plan fiduciaries should consider how these requirements differ from the Portfolio's share class eligibility criteria before determining whether to invest. For example, the Portfolio makes its Class A shares available at net asset value to group retirement plans with plan assets of $10 million or more. In addition, under certain circumstances described above, the 1%, 1-year CDSC for Class A shares may be waived. As described above, Class B shares are generally not available to group retirement plans. Because Class A shares have lower Rule 12b-1 distribution fees than Class R shares, plans eligible for Class A shares with no CDSC should purchase Class A shares. The plan sponsor or fiduciary of plans purchasing shares though a financial intermediary that is not willing to waive advance commission payments (and therefore is not eligible for the waiver of the 1%, 1-year CDSC) should weigh the lower distribution fee and the 1%, 1-year CDSC of Class A shares against the higher distribution fee and absence of a CDSC on Class R shares available from the Portfolio.

The following information is added on page B-74 of the SAI under the heading "Shareholder Services."

The following information supplements that set forth in the Portfolio's Prospectus under the heading "Purchase and Sale of Shares." The shareholder services set forth below are applicable to all shares of the Portfolio unless otherwise indicated. If you are a shareholder in a group retirement plan, your retirement plan may impose requirements with respect to the purchase, sale or exchange of shares of the Portfolio that are different from those described herein.

FINANCIAL STATEMENTS

The financial statements of the Portfolio are incorporated into this SAI by reference to the Portfolio's 2003 Annual Report. You may request a copy of the Portfolio's Annual Report at no charge by calling (800) 221-5672.

You should retain this Supplement for future reference.

------------------------------------------------------------------

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits.

(a)(1) Articles of Incorporation of the Fund dated May 3, 1988 (supplied by Pre-Effective Amendment No. 1 and submitted electronically by Post-Effective Amendment No. 15).

(a)(2) Articles Supplementary of the Fund dated October 14, 1988 (supplied by Pre-Effective Amendment No. 2 and submitted electronically by Post-Effective Amendment No. 15).

(a)(3) Articles Supplementary of the Fund dated April 25, 1990 (supplied by Post-Effective Amendment No. 4 and submitted electronically by Post-Effective Amendment No. 15).

(a)(4) Articles Supplementary of the Fund dated March 16, 1992 (supplied by Post-Effective Amendment No. 7 and submitted electronically by Post-Effective Amendment No. 15).

(a)(5) Articles Supplementary of the Fund undated, filed with State of Maryland May 11, 1994 (supplied by Post-Effective Amendment No. 10 and submitted electronically by Post-Effective Amendment No. 15).

(a)(6) Articles Supplementary of the Fund dated October 10, 1994 (supplied by Post-Effective Amendment No. 11 and submitted electronically by Post-Effective Amendment No. 15).

(a)(7) Articles Supplementary of the Fund dated August 29, 1995 (supplied by Post-Effective Amendment No. 12 and submitted electronically by Post-Effective Amendment No. 15).

(a)(8) Articles Supplementary of the Fund dated February 26, 1996 (submitted electronically by Post-Effective Amendment No. 15).

(a)(9) Articles Supplementary of the Fund dated March 9, 1998 (submitted electronically by Post-Effective Amendment No. 17).

(a)(10) Articles Supplementary of the Fund dated November 5, 1998 (submitted electronically by Post-Effective Amendment No. 17).

(a)(11) Articles of Amendment of the Fund dated April 20, 1999 (submitted electronically by Post-Effective Amendment No. 20).

(a)(12) Articles Supplementary of the Fund dated May 24, 1999 (submitted electronically by Post-Effective Amendment No. 20).

(a)(13) Articles Supplementary of the Fund dated February 11, 2000 (submitted electronically by Post-Effective Amendment No. 22).

(a)(14) Articles Supplementary of the Fund dated October 25, 2001 (submitted electronically by Post-Effective Amendment No. 25).

(a)(15) Articles of Amendment of the Fund dated January 24, 2002 (submitted electronically by Post-Effective Amendment No. 25).

(a)(16) Articles of Amendment of the Fund dated January 24, 2002 (submitted electronically by Post-Effective Amendment No. 25).

(a)(17) Articles Supplementary of the Fund dated April 29, 2003 (submitted electronically by Post-Effective Amendment No. 28).

(a)(18) Articles of Amendment of the Fund dated April 29, 2003 (submitted electronically by Post-Effective Amendment No. 28).

(a)(19) Articles Supplementary of the Fund dated August 21, 2003 (submitted electronically by Post-Effective Amendment No. 30).

(a)(20) Articles of Amendment of the Fund dated August 21, 2003 (submitted electronically by Post-Effective Amendment No. 30).

(a)(21) Articles Supplementary of the Fund dated December 1, 2003 (submitted electronically by Post-Effective Amendment No. 35).

(a)(22) Certificate of Correction of the Fund dated December 14, 2001 (submitted electronically by Post-Effective Amendment No. 25).

(b)(1) By-Laws of the Fund as Revised and Restated October 4, 1988 (supplied by Pre-Effective Amendment No. 2 and submitted electronically by Post-Effective Amendment No. 16).

(b)(2) Amendment to Article I, Section 2 of the By-Laws of Fund dated January 30, 1992 (supplied by Post-Effective Amendment No. 7 and submitted electronically by Post-Effective Amendment No. 16).

(c)       Instruments Defining Rights of Security Holders - supplied by Exhibit
          (a)(1) (see Article V-Common Stock; Sections 1(b), 2(c), (2)(d),
          (2)(e), (2)(g), 4 and 5; Article VII-Miscellaneous; Sections 1(d), 2, 3, 5 and 6; Article VIII-Voting; Article IX-Amendments; and supplied by Exhibit (b)(1) (see Article I - Stockholders and Article IV-Capital Stock).

(d)(1) Investment Management Agreement dated October 2, 2000 between the Fund and Alliance Capital Management L.P. ("ACMLP") (submitted electronically by Post-Effective Amendment No. 22).

(d)(2) Amended and Restated Shareholder Servicing Agreement between the Fund and ACMLP dated February 26, 2003 (submitted electronically by Post-Effective Amendment No. 28).1

(d)(3) Amendment No. 1 to Amended and Restated Shareholder Servicing Agreement between the Fund and ACMLP dated December 16, 2003 (submitted electronically by Post-Effective Amendment No. 35).1

(e)(1)(a) Distribution Agreement dated October 2, 2000 between the Fund and Sanford C. Bernstein & Co., LLC ("Bernstein LLC") (submitted electronically by Post-Effective Amendment No. 22). Exhibit (m)(3) incorporated by reference.1

(e)(1)(b) Amendment to the Distribution Agreement dated February 1, 2001 between the Fund and Bernstein LLC (submitted electronically by Post-Effective Amendment No. 25).1

(e)(1)(c) Amendment No. 2 to Distribution Agreement dated February 26, 2003 between the Fund and Bernstein LLC (submitted electronically by Post-Effective Amendment No. 28)1

(e)(1)(d) Amendment No. 3 to Distribution Agreement dated December 16, 2003 between the Fund and Bernstein LLC (submitted electronically by Post-Effective Amendment No. 35).1

(e)(2)(a) Distribution Services Agreement (including a plan pursuant to Rule 12b-1 dated February 1, 2002 between the Fund and Alliance Bernstein Investment Research and Management, Inc. ("ABIRM") (submitted electronically by Post-Effective Amendment No. 25).2

(e)(2)(b) Amendment No. 1 to Distribution Services Agreement dated February 26, 2003 between the Fund and ABIRM (submitted electronically by Post-Effective Amendment No. 28).2

(e)(2)(c) Amendment No. 2 to Distribution Services Agreement dated December 16, 2003 between the Fund and ABIRM (submitted electronically by Post-Effective Amendment No. 35).

(e)(2)(d) Amendment No. 3 to Distribution Services Agreement dated December 17, 2003 between the Fund and ABIRM (submitted electronically by Post-Effective Amendment No. 35).

(e)(4) Form of Selected Dealer Agreement dated February 1, 2002 between the Fund and ABIRM (submitted electronically by Post- Effective Amendment No. 25).2

(f)       Bonus or Profit Sharing Contracts- Not applicable.

(g)(1) Custodian Contract dated October 12, 1988 between the Fund and State Street Bank and Trust Company (supplied by Pre-Effective Amendment No. 2 and submitted electronically by Post-Effective Amendment No. 16).

(g)(2) Amendment to the Custodian Contract dated May 8, 1989 (supplied by Post-Effective Amendment No. 2 and submitted electronically by Post-Effective Amendment No. 16).

(g)(3) Second Amendment to the Custodian Contract dated July 24, 1989 (supplied by Post-Effective Amendment No. 3 and submitted electronically by Post-Effective Amendment No. 16).

(g)(4) Third Amendment to the Custodian Contract dated April 30, 1990 (supplied by Post-Effective Amendment No. 4 and submitted electronically by Post-Effective Amendment No. 16).

(g)(5) Fourth Amendment to the Custodian Contract dated March 18, 1992 (supplied by Post-Effective Amendment No. 7 and submitted electronically by Post-Effective Amendment No. 16).

(g)(6) Fifth Amendment to the Custodian Contract dated April 19, 1994 (supplied by Post-Effective Amendment No. 10 and submitted electronically by Post-Effective Amendment No. 16).

(g)(7) Sixth Amendment to the Custodian Contract dated August 21, 1995 (supplied by Post-Effective Amendment No. 12 and submitted electronically by Post-Effective Amendment No. 16).

(g)(8) Seventh Amendment to the Custodian Contract dated May 6, 1996 (submitted electronically by Post-Effective Amendment No. 15).

(g)(9) Eighth Amendment to the Custodian Contract dated September 25, 1996 (submitted electronically by Post-Effective Amendment No. 15).

(g)(10) Custodian Fee Schedule dated June 12, 1998 - Government Short Duration, Short Duration Plus, New York Municipal, Diversified Municipal, Intermediate Duration, California Municipal; Short Duration California Municipal, Short Duration Diversified Municipal, and Short Duration New York Municipal Portfolios (submitted electronically by Post-Effective Amendment No. 17).

(g)(11) Ninth Amendment to the Custodian Contract dated February 22, 1999 (submitted electronically by Post-Effective Amendment No. 20).

(g)(12) Tenth Amendment to the Custodian Contract dated May 3, 1999 (submitted electronically by Post-Effective Amendment No. 20).

(g)(13) Custodian Fee Schedule dated October 27, 1999-Tax-Managed International Value, International Value II and Emerging Markets Value Portfolios (submitted electronically by Post-Effective Amendment No.
          20).

(h)(1) Transfer Agency Agreement dated October 12, 1988 between the Fund and State Street Bank and Trust Company ("State Street") (supplied by Pre-Effective Amendment No. 2 and submitted electronically by Post-Effective Amendment No. 16).1

(h)(2) Amendment to the Transfer Agency Agreement dated April 30, 1990 between the Fund and State Street (supplied by Post-Effective Amendment No. 4 and submitted electronically by Post-Effective Amendment No. 16).1 (h)(3)Second Amendment to the Transfer Agency Agreement dated March 18, 1992 between the Fund and State Street (supplied by Post-Effective Amendment No. 7 and submitted electronically by Post-Effective Amendment No. 16).1

(h)(4) Third Amendment to the Transfer Agency Agreement dated April 19, 1994 between the Fund and State Street (supplied by Post-Effective Amendment No. 10 and submitted electronically by Post-Effective Amendment No. 16).1

(h)(5) Fourth Amendment to Transfer Agency Agreement dated August 21, 1995 between the Fund and State Street (supplied by Post-Effective Amendment No. 12 and submitted electronically by Post-Effective Amendment No. 16).1

(h)(6) Fifth Amendment to Transfer Agency Agreement dated July 18, 1996 between the Fund and State Street (submitted electronically by Post-Effective Amendment No. 15).1

(h)(7) Sixth Amendment to Transfer Agency Agreement dated February 22, 1999 between the Fund and State Street (submitted electronically by Post-Effective Amendment No. 20).1

(h)(8) Seventh Amendment to Transfer Agency Agreement dated May 3, 1999 between the Fund and State Street (submitted electronically by Post-Effective Amendment No. 20).1

(h)(9) Eighth Amendment to Transfer Agency Agreement dated February 1, 2002 between the Fund and State Street (submitted electronically by Post-Effective Amendment No. 25).1

(h)(10) Ninth Amendment to Transfer Agency Agreement dated February 26th, 2003 between the Fund and State Street (submitted electronically by Post-Effective Amendment No. 28).1

(h)(11) Tenth Amendment to Transfer Agency Agreement dated December 16, 2003 between the Fund and State Street (submitted electronically by Post-Effective Amendment No. 35).1

(h)(12) Transfer Agency Fee Schedule dated July 21, 1999-Government Short Duration, Short Duration Plus, Diversified Municipal, Intermediate Duration, New York Municipal, California Municipal, Tax-Managed International Value, Short Duration California Municipal, Short Duration Diversified Municipal, Short Duration New York Municipal, Emerging Markets Value and International Value II Portfolios (submitted electronically by Post-Effective Amendment No. 20).1

(h)(13) Transfer Agency Agreement dated February 1, 2002 between the Fund and Alliance Global Investor Services, Inc. ("AGIS") (submitted electronically by Post-Effective Amendment No. 25).2

(h)(14) Amendment No. 1 to the Transfer Agency Agreement dated February 26, 2003 between the Fund and AGIS (submitted electronically by Post-Effective Amendment No. 28).2

(h)(15) Amendment No. 2 to the Transfer Agency Agreement dated December 16, 2003 between the Fund and AGIS (submitted electronically by Post-Effective Amendment No. 35).2

(h)(16) Securities Lending Agreement dated July 17, 1996 between the Fund, on behalf of the International Value Portfolio and State Street Bank and Trust Company and Amendment dated September 30, 1996 (submitted electronically by Post-Effective Amendment No. 15).

(h)(17)(a) Second Amendment to Securities Lending Agreement dated May 29, 1997 (submitted electronically by Post-Effective Amendment No. 16).

(h)(17)(b) Third Amendment to Securities Lending Agreement dated May 1, 1998 (submitted electronically by Post-Effective Amendment No. 17).

(h)(17)(c) Fourth Amendment to Securities Lending Agreement dated August 10, 1998 (submitted electronically by Post-Effective Amendment No. 17).

(h)(17)(d) Fifth Amendment to Securities Lending Agreement dated April 21, 1999 (submitted electronically by Post-Effective Amendment No. 20).

(h)(17)(e) Securities Lending Agreement dated April 30, 1999 between the Fund, on behalf of the International Value Portfolio II and State Street Bank and Trust Company (submitted electronically by Post-Effective Amendment No. 20).

(h)(17)(f) First Amendment dated September 26, 2000 to Securities Lending Authorization Agreement between the Fund, on behalf of the International Value Portfolio II, and State Street Bank and Trust Company (submitted electronically by Post-Effective Amendment No.
            22).

(h)(17)(g) Sixth Amendment dated September 26, 2000 to Securities Lending Authorization Agreement between the Fund, on behalf of the Tax-Managed International Value

          Portfolio, and State Street Bank and Trust Company (submitted electronically by Post-Effective Amendment No. 22).

(i) Opinion of Counsel (submitted electronically by Post-Effective Amendment No. 35).

(j)       Consent of Independent Auditors (filed herewith).

(j)(1)    Consent of Counsel (filed herewith).

(i)       Omitted Financial Statements - Not applicable.

(l) Purchase Agreement dated October 12, 1988 (supplied by Pre-Effective Amendment No. 2 and submitted electronically by Post-Effective Amendment No. 16).

(m)(1)    Rule 12b-1 Plan. See exhibit (e)(2).2

(n)(1)(a) Rule 18f-3 Plan for New York Municipal, California Municipal, Diversified Municipal and Tax-Managed Portfolios (submitted electronically by Post-Effective Amendment No. 35).

(n)(1)(b) Rule 18f-3 Plan for Short Duration Plus and International Portfolios (submitted electronically by Post-Effective Amendment No. 35).

(n)(2) Power of Attorney (submitted electronically by Post-Effective Amendment No. 32).

(o)       Not applicable.

(p) Code of Ethics dated January 2001 (submitted electronically by Post-Effective Amendment No. 23).

1 Item does not relate to (i) Class A, Class B or Class C shares of the New York Municipal, California Municipal, Diversified Municipal Portfolios, Short Duration Plus Portfolio, Tax-Managed International Portfolio and International Portfolio and (ii) Class R shares of the Short Duration Plus Portfolio and International Portfolio.

2 Item only relates to (i) Class A, Class B and Class C shares of the New York Municipal, California Municipal, Diversified Municipal Portfolios, Short Duration Plus Portfolio, Tax-Managed International Portfolio and International Portfolio and (ii) Class R shares of the Short Duration Plus Portfolio and International Portfolio.

Item      24. Persons Controlled By or Under Common Control with Fund. None.

Item      25. Indemnification.

                  As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the "1940 Act") and pursuant to Article VII of the Fund's By-Laws (Exhibit (b) to this Registration Statement), directors, officers and employees of the Fund will be indemnified to the maximum extent permitted by Maryland General Corporation Law. Article VII provides that nothing therein contained protects any director or officer of the Fund against any liability to the Fund or its stockholders to which the director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Maryland General Corporation Law permits a corporation to indemnify any director, officer, employee or agent made a party to any threatened, pending or completed action, suit or proceeding by reason of service in that capacity, against, judgments, penalties, fines, settlements and reasonable expenses actually incurred in connection with the proceeding, unless it is proved that: (i) an act or omission by the director, officer, employee or agent that was material to the cause of action adjudicated in the proceeding was committed in bad faith or the result of active and deliberate dishonesty; (ii) the director, employee, or agent actually received an improper personal benefit in money, property, or services; or (iii) in the case of any criminal proceeding, the director, employee or agent had reasonable cause to believe that the act or omission was unlawful. Maryland law does not permit indemnification in respect of any proceeding by or in the right of the corporation in which the director shall have been held liable to the corporation.

                  As permitted by Section 17(i) of the 1940 Act, pursuant to
                  Section 3 of the respective Investment Management Agreement,
                  Section 3 of the respective Amended and Restated Shareholder Servicing Agreement between the Fund, on behalf of its various Portfolios, and ACMLP, Section 8 of the Distribution Agreement between the Fund, on behalf of its various Portfolios, and Bernstein LLC, and Section 10 of the Distribution Services Agreement between the Fund, on behalf of Class A, B and C shares of the New York Municipal, California Municipal, Diversified Municipal Portfolios, Short Duration Plus Portfolio, Tax-Managed International Portfolio and International Portfolio and ABIRM. ACMLP, Bernstein LLC and ABIRM may be indemnified against certain liabilities which it may incur.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  As permitted by Article VII, Section 2 of the Bylaws, the Fund has purchased an insurance policy insuring its officers and directors against certain liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting conflict of interest, intentional non-compliance with statutes or regulations or dishonest, fraudulent or criminal acts or omissions. The insurance policy also insures the Fund against the cost of indemnification payments to officers and directors under certain circumstances. Insurance will not be purchased that protects, or purports to protect, any officer or director from liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

                  Section 2 of the respective Investment Management Agreement limits the liability of ACMLP to loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for service (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard by ACMLP of its obligations and duties under the Management Agreement.

                  Section 2 of the Amended and Restated Shareholder Servicing Agreement limits the liability of ACMLP and Section 9 of the Distribution Agreement limits the liability of Bernstein LLC to loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard by Bernstein of its obligations and duties under those Agreements.

                  The Fund hereby undertakes that it will apply the indemnification provisions of its By-Laws, and the Investment Management Agreement, Amended and Restated Shareholder Servicing Agreement, and Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 26.          Business and Other Connections of Investment Adviser.

                  See "Management of the Fund" in the Statement of Additional Information constituting Part B of this Registration Statement and incorporated herein by reference and "Management, Organization and Capital Structure" in the Regular and Institutional Services Prospectuses constituting Parts A-1, A-2 and A-3 of this Registration Statement, respectively, and incorporated herein by reference.

Item 27.          Principal Underwriters

                  (a) Sanford C. Bernstein & Co., LLC is the Distributor for each Portfolio of the Fund except for Class A, Class B and Class C shares of the New York Municipal,

                California Municipal, Diversified Municipal and Short Duration Plus, Tax-Managed International and International Portfolios and Class R shares of the Short Duration and International Portfolios. It also serves as Distributor for Sanford C. Bernstein Fund II, Inc.

                AllianceBernstein Investment Research and Management, Inc., is the Distributor for Class A, Class B and Class C shares of the New York Municipal, California Municipal, Diversified Municipal, Tax-Managed International and International Portfolios and Class R shares of the Short Duration and International Portfolios. AllianceBernstein Investment Research and Management, Inc. acts as Principal Underwriter or Distributor for the following investment companies:

                AllianceBernstein Exchange Reserves
                AllianceBernstein All-Asia Investment Fund, Inc. AllianceBernstein Americas Government Income Trust, Inc. AllianceBernstein Balanced Shares, Inc.
                AllianceBernstein Blended Style Series, Inc.
                AllianceBernstein Bond Fund, Inc.
                AllianceBernstein Intermediate California Municipal Portfolio* Alliance Capital Reserves
                AllianceBernstein Disciplined Value Fund, Inc. AllianceBernstein Intermediate Diversified Municipal Portfolio* AllianceBernstein Dynamic Growth Fund, Inc.
                AllianceBernstein Emerging Market Debt Fund, Inc. AllianceBernstein Global Research Growth Fund, Inc. AllianceBernstein Global Small Cap Fund, Inc.
                AllianceBernstein Global Strategic Income Trust, Inc.
                Alliance Government Reserves
                AllianceBernstein Greater China `97 Fund, Inc. AllianceBernstein Growth and Income Fund, Inc. AllianceBernstein Health Care Fund, Inc.
                AllianceBernstein High Yield Fund, Inc.
                AllianceBernstein Institutional Funds, Inc.
                Alliance Institutional Reserves, Inc.
                AllianceBernstein International Premier Growth Fund, Inc. AllianceBernstein Mid-Cap Growth Fund, Inc.
                AllianceBernstein Multi-Market Strategy Trust, Inc. AllianceBernstein Municipal Income Fund, Inc.
                AllianceBernstein Municipal Income Fund II
                Alliance Municipal Trust
                AllianceBernstein New Europe Fund, Inc.
                AllianceBernstein Intermediate New York Municipal Portfolio* AllianceBernstein International Portfolio**
                AllianceBernstein Premier Growth Fund, Inc.
                AllianceBernstein Real Estate Investment Fund, Inc. AllianceBernstein Select Investor Series, Inc. AllianceBernstein Short Duration Portfolio**

                  AllianceBernstein Small Cap Growth Fund, Inc.
                  AllianceBernstein Tax-Managed International Portfolio* AllianceBernstein Technology Fund, Inc.
                  AllianceBernstein Utility Income Fund, Inc.
                  AllianceBernstein Variable Products Series Fund, Inc. AllianceBernstein Worldwide Privatization Fund, Inc. Sanford C. Bernstein Fund II, Inc.

                  The AllianceBernstein Portfolios

                  AllianceBernstein Trust

                  * This is a retail Portfolio of Sanford C. Bernstein Fund, Inc. which consists of Class A, B, and C Shares.
                  **   This is a retail Portfolio of Sanford C. Bernstein Fund,
                  Inc. which consists of Class A, B, C and R Shares.

                  (b) (1) Sanford C. Bernstein & Co., LLC:

NAME                                     POSITIONS AND                          POSITIONS AND
AND ADDRESS*                             OFFICES WITH                           OFFICES WITH
                                         SANFORD C.                             SANFORD C.
                                         BERNSTEIN & CO., LLC                   BERNSTEIN FUND, INC.
----------------------------------------------------------------------------------------------------------------------
Lisa A. Shalett                          Chairperson & CEO
----------------------------------------------------------------------------------------------------------------------
Gerald M. Lieberman                      Director and CFO
Michael T. Borgia                        Director, Senior Vice President
Thomas S. Hexner                         Executive Vice President
Matthew F. Andresen                      Senior Vice President
James A. Gingrich                        Senior Vice President
Richard C. Galiardo                      Senior Vice President
Vadim Zlotnikov                          Senior Vice President
Jan Hagemeier                            Senior Vice President
Frank Loughlin                           Senior Vice President
Lyle F. Lunson                           Senior Vice President
Shawn Mahoney                            Senior Vice President
Robert Malone                            Senior Vice President
William Marsalise                        Senior Vice President
Richard Reynolds                         Senior Vice President
Laurence H. Bertan                       Director of Compliance
Leonard H. Hersh                         Secretary

*  Business address is 1345 Avenue of the Americas, New York, New York 10105

                  (b) (2) AllianceBernstein Investment Research and Management, Inc.:


NAME AND ADDRESS                         POSITIONS AND                          POSITIONS AND
                                         OFFICES WITH                           OFFICES WITH
                                         UNDERWRITER                            REGISTRANT
----------------------------------------------------------------------------------------------------------------------
Marc O. Mayer                            Chairman
David Conine                             Executive Vice President
Richard A. Davies                        Executive Vice President and
                                         Managing Director
----------------------------------------------------------------------------------------------------------------------
Kurt H. Schoknecht                       Executive Vice President
Audie G. Apple                           Senior Vice President
Colin C. Aymond                          Senior Vice President
Benji A. Baer                            Senior Vice President
Amy I. Belew                             Senior Vice President
Matthew F. Beaudry                       Senior Vice President
John R. Bonczek                          Senior Vice President
William W. Collins, Jr.                  Senior Vice President
Mark J. Dunbar                           Senior Vice President
John C. Endahl                           Senior Vice President
Andrew L. Gangolf                        Senior Vice President and Assistant    Assistant Secretary/Assistant Clerk
                                         General Counsel
John Grambone                            Senior Vice President
William B. Hanigan                       Senior Vice President
Bradley F. Hanson                        Senior Vice President
Geoffrey L. Hyde                         Senior Vice President
Robert H. Joseph, Jr.                    Senior Vice President
George H. Keith                          Senior Vice President
Richard D. Keppler                       Senior Vice President
Richard E. Khaleel                       Senior Vice President
Henry Michael Lesmeister                 Senior Vice President
Susan L. Matteson-King                   Senior Vice President
Daniel D. McGinley                       Senior Vice President
Patrick J. Mullen                        Senior Vice President
Joanna D. Murray                         Senior Vice President
Daniel A. Notto                          Senior Vice President
Jeffrey A. Nye                           Senior Vice President
Peter J. O'Brien                         Senior Vice President
John J. O'Connor                         Senior Vice President
Catherine N. Peterson                    Senior Vice President
Robert E. Powers                         Senior Vice President
Stephen C. Scanlon                       Senior Vice President
John P. Schmidt                          Senior Vice President
Raymond S. Sclafani                      Senior Vice President
Gregory K. Shannahan                     Senior Vice President
Scott C. Sipple                          Senior Vice President
Joseph F. Sumanski                       Senior Vice President
Peter J. Szabo                           Senior Vice President
Joseph T. Tocyloski                      Senior Vice President
David R. Turnbough                       Senior Vice President
Craig E. Welch                           Senior Vice President
Richard A. Winge                         Senior Vice President
Emilie D. Wrapp                          Senior Vice President and Assistant
                                         General Counsel
Keith A. Yoho                            Senior Vice President
Patrick E. Ryan                          Vice President and Chief Financial
                                         Officer
Michael W. Alexander                     Vice President
Ricardo Arreola                          Vice President
Margaret M. Bagley                       Vice President
Peter J. Barber                          Vice President


NAME AND ADDRESS                         POSITIONS AND                          POSITIONS AND
                                         OFFICES WITH                           OFFICES WITH
                                         UNDERWRITER                            REGISTRANT
----------------------------------------------------------------------------------------------------------------------
Kenneth F. Barkoff                       Vice President
Charles M. Barrett                       Vice President
Troy E. Barton                           Vice President
Laura J. Beedy                           Vice President
Gregory P. Best                          Vice President
John C. Bianchi                          Vice President
Paul G. Bishop                           Vice President
Daniel U. Brakewood                      Vice President
Robert F. Brendli                        Vice President
Alan T. Brum                             Vice President
Kevin T. Cannon                          Vice President
John M. Capeci                           Vice President
John P. Chase                            Vice President
Leo H. Cook                              Vice President
Jean A. Coomber                          Vice President
Russell R. Corby                         Vice President
Dwight P. Cornell                        Vice President
Michael R. Crimmins                      Vice President
John W. Cronin                           Vice President
Robert J. Cruz                           Vice President
Daniel J. Deckman                        Vice President
Sherry V. Delaney                        Vice President
Jennifer M. DeLong                       Vice President
Faith C. Deutsch                         Vice President
Janet B. DiBrita                         Vice President
Richard P. Dyson                         Vice President
John S. Egner                            Vice President
Adam E. Engelhardt                       Vice President
Sohaila S. Farsheed                      Vice President
John F. Fennessy                         Vice President
Mark D. Gersten                          Vice President                         Treasurer and Chief Financial
                                                                                Officer
Thomas R. Graffeo                        Vice President
Marci Green                              Vice President
Alan Halfenger                           Vice President
Michele S. Hart                          Vice President
Jean-Francois Y. Hautemulle              Vice President
George R. Hrabovsky                      Vice President
Dinah J. Huntoon                         Vice President
Scott Hutton                             Vice President
Anthony D. Ialeggio                      Vice President
Theresa Iosca                            Vice President
Oscar J. Isoba                           Vice President
Kumar Jagdeo II                          Vice President
Michele C. Eschert Johnson               Vice President
Danielle M. Klaskow                      Vice President
Victor Kopelakis                         Vice President
Richard D. Kozlowski                     Vice President
Daniel W. Krause                         Vice President
Robert J. Kurzweil                       Vice President
Donna M. Lamback                         Vice President
P. Dean Lampe                            Vice President
Joseph R. Laspina                        Vice President


NAME AND ADDRESS                         POSITIONS AND                          POSITIONS AND
                                         OFFICES WITH                           OFFICES WITH
                                         UNDERWRITER                            REGISTRANT
----------------------------------------------------------------------------------------------------------------------
Laurel E. Lindner                        Vice President
James M. Liptrot                         Vice President
Armando C. Llanes                        Vice President
James P. Luisi                           Vice President
Kathryn Austin Masters                   Vice President
Richard F. Meier                         Vice President
Michael V. Miller                        Vice President
Thomas F. Monnerat                       Vice President
Doris T. Ciliberti Muller                Vice President
John F. Multhauf                         Vice President
Michael F. Nash, Jr.                     Vice President
James A. Nieradka                        Vice President
David L. Nitz                            Vice President
Nicole Nolan-Koester                     Vice President
Timothy J. O'Connell                     Vice President
Richard J. Olszewski                     Vice President
Albert Orokos                            Vice President
David D. Paich                           Vice President
Christopher A. Panicoe                   Vice President
Todd P. Patton                           Vice President
Jeffrey R. Petersen                      Vice President
Mark A. Pletts                           Vice President
James J. Posch                           Vice President
Carol H. Rappa                           Vice President
Arlene L. Reddington                     Vice President
Bruce W. Reitz                           Vice President
James A. Rie                             Vice President
Miquel A. Rozensztroch                   Vice President
Karen C. Satterberg                      Vice President
Matthew J. Scarlata                      Vice President
Eileen B. Sebold                         Vice President
Stephanie Seminara                       Vice President
Richard J. Sidell                        Vice President
Teris A. Sinclair                        Vice President
Karen Sirett                             Vice President
Rayadra E. Slonina                       Vice President
Bryant B. Smith                          Vice President
Jeffrey C. Smith                         Vice President
Eileen Stauber                           Vice President
Elizabeth K. Tramo                       Vice President
Benjamin H. Travers                      Vice President
Keith T. Truex                           Vice President
Marie R. Vogel                           Vice President
Wayne W. Wagner                          Vice President
William K. Weese                         Vice President
Jesse L. Weissberger                     Vice President
Mark E. Westmoreland                     Vice President
Paul C. Wharf                            Vice President
Scott Whitehouse                         Vice President
Peter H. Whitlock                        Vice President
Matthew Wistchel                         Vice President
Richard J. Appaluccio                    Assistant Vice President
Omar J. Aridi                            Assistant Vice President


NAME AND ADDRESS                         POSITIONS AND                          POSITIONS AND
                                         OFFICES WITH                           OFFICES WITH
                                         UNDERWRITER                            REGISTRANT
----------------------------------------------------------------------------------------------------------------------
Joseph D. Asselta                        Assistant Vice President
Andrew Berger                            Assistant Vice President
Gian D. Bernardi                         Assistant Vice President
Susan Bieber                             Assistant Vice President
Heath A. Black                           Assistant Vice President
Michael J. Bodnar                        Assistant Vice President
Henry Brennan                            Assistant Vice President
Mark S. Burns                            Assistant Vice President
Maria L. Carreras                        Assistant Vice President
Chul Y. Chang                            Assistant Vice President
Judith A. Chin                           Assistant Vice President
Jorge Ciprian                            Assistant Vice President
Jeffrey T. Coghan                        Assistant Vice President
Kenneth J. Connors                       Assistant Vice President
Michael C. Conrath                       Assistant Vice President
Shawn M. Conroy                          Assistant Vice President
Ralph A. DiMeglio                        Assistant Vice President
Joseph T. Dominguez                      Assistant Vice President
Bernard J. Eng                           Assistant Vice President
Jeffrey M. Eschert                       Assistant Vice President
Michael J. Eustic                        Assistant Vice President
Efrain Fernandez                         Assistant Vice President
Anthony P. Fiore                         Assistant Vice President
Michael F. Greco                         Assistant Vice President
Kelly P. Guter                           Assistant Vice President
Arthur F. Hoyt, Jr.                      Assistant Vice President
David A. Hunt                            Assistant Vice President
Elizabeth E. Keefe                       Assistant Vice President
Edward W. Kelly                          Assistant Vice President
Thomas J. Khoury                         Assistant Vice President
Charles Kim                              Assistant Vice President
Jung M. Kim                              Assistant Vice President
Jeffrey M. Kusterer                      Assistant Vice President
Stephen J. Laffey                        Assistant Vice President
Gary M. Lang                             Assistant Vice President
Christopher J. Larkin                    Assistant Vice President
Evamarie C. Lombardo                     Assistant Vice President
Daniel K. McGouran                       Assistant Vice President
Andrew J. Magnus                         Assistant Vice President
Steven M. Miller                         Assistant Vice President
Christina A. Morse                       Assistant Vice President and
                                         Counsel
Jeffrey D. Mosco                         Assistant Vice President
Troy E. Mosconi                          Assistant Vice President
Alex E. Pady                             Assistant Vice President
Wandra M. Perry-Hartsfield               Assistant Vice President
Irfan A. Raja                            Assistant Vice President
Rizwan A. Raja                           Assistant Vice President
David J. Riley                           Assistant Vice President
Christopher P. Rodney                    Assistant Vice President
Peter V. Romeo                           Assistant Vice President
Jessica M. Rozman                        Assistant Vice President
John Scialabba                           Assistant Vice President


NAME AND ADDRESS                         POSITIONS AND                          POSITIONS AND
                                         OFFICES WITH                           OFFICES WITH
                                         UNDERWRITER                            REGISTRANT
----------------------------------------------------------------------------------------------------------------------
Orlando Soler                            Assistant Vice President
Nancy D. Testa                           Assistant Vice President
Richard L. Tocyloski                     Assistant Vice President
Kari-Anna Towle                          Assistant Vice President
Elsia M. Vasquez                         Assistant Vice President
Nina C. Wilkinson                        Assistant Vice President
Eric J. Wright                           Assistant Vice President
Maureen E. Yurcisin                      Assistant Vice President
Thomas M. Zottner                        Assistant Vice President
Mark R. Manley                           Assistant Secretary


             (c) The Fund has no principal underwriter who is not an affiliated person of the Fund.

Item 28.     Location of Accounts and Records.

             All accounts, books and other documents required to be maintained by Rules 31a-1 through 31a-3 pursuant to the Investment Company Act are maintained at the offices of ACMLP, One North Lexington Avenue, White Plains, NY 10601 and 1345 Avenue of the Americas, New York, NY 10105, except that some records pursuant to Rule 31a-1(b) are maintained at the offices of State Street Bank and Trust Company, 1776 Heritage Drive and 2 Heritage Drive, North Quincy, Massachusetts 02171 or Alliance Global Investor Services, Inc., 500 Plaza Drive, Secaucus, New Jersey 07094, the Fund's Transfer Agents, and some records pursuant to Rule 31a-1(b)(4) are maintained at the offices of Shearman & Sterling LLP, 599 Lexington Avenue, New York, New York 10022, counsel to the Fund.

Item 29.     Management Services - Not applicable.

Item 30.     Undertakings - Not applicable.

                                      -16

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 29th day of January, 2004.

                                       SANFORD C. BERNSTEIN FUND, INC.
                                       (Registrant)
                                       By:  /s/ Roger Hertog
                                            ________________________
                                                        Roger Hertog
                                                        President

         Pursuant to the requirements of the Securities Act of 1933, as amended, the Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the date indicated.

Name                       Title                                            Date

/s/ Roger Hertog           President (Principal Executive       January 29, 2004
-----------------          Officer), Treasurer, (Principal Financial
Roger Hertog               and Accounting Officer) and Director

        *
William Kristol            Director

        *
Peter W. Huber             Director

        *
Rosalie J. Wolf            Director

        *
Irwin Engelman             Director

        *
Thomas B. Stiles, II       Director


* This Registration Statement has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.


*    By:  /s/ Roger Hertog
          ________________
                               January 29, 2004
     Roger Hertog
     Attorney-in-Fact

         EXHIBIT INDEX

(j)     Consent of Independent Auditors
(j)(1)  Consent of Counsel